VALIC COMPANY II

Aggressive Growth Lifestyle Fund

Moderate Growth Lifestyle Fund

Conservative Growth Lifestyle Fund

(each, a “Fund” and collectively, the “Funds”)

Explanatory Note: Incorporated herein by reference is the Supplement to the Funds’ prospectus filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on January 1, 2017 (SEC Accession No 0001193125-17-022003).